capital structure financial policies (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($)	Dec. 31, 2025 CAD ($)	Jun. 30, 2025 CAD ($)	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
capital structure financial policies
Net debt	$ 25,963	$ 27,293	$ 25,963	$ 27,293	$ 25,963		$ 27,293
EBITDA - excluding restructuring and other costs			3,614	3,653	7,315	$ 7,354	7,333
Net interest cost (Note 9)			754	720	$ 1,497		$ 1,404
Debt ratio
Increase (decrease) in Target Net debt to EBITDA - excluding restructuring and other costs					0.3
Net debt to EBITDA - excluding restructuring and other costs					3.5		3.7
Coverage ratios
Earnings coverage					0.5		2
EBITDA - excluding restructuring and other costs interest coverage					4.9		5.2
Net debt and managed capitalization
Long-term debt	30,231	32,194	30,231	32,194	$ 30,231	30,539	$ 32,194
TELUS Corporation junior subordinated notes equity credit deducted in calculating net debt	(3,702)	(2,207)	(3,702)	(2,207)	(3,702)		(2,207)
Debt issuance costs netted against long-term debt	159	172	159	172	159		172
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated debt, net	(155)	220	(155)	220	(155)		220
Accumulated other comprehensive income (loss) amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated debt - excluding tax effects	(408)	(326)	(408)	(326)	(408)		(326)
Cash and temporary investments, net	(1,387)	(3,682)	(1,387)	(3,682)	(1,387)	(2,621)	(3,682)	$ (1,302)	$ (1,014)	$ (869)
Short-term borrowings	1,225	922	1,225	922	1,225	920	922
Net debt	25,963	27,293	25,963	27,293	25,963		27,293
Common equity	13,281	15,220	13,281	15,220	13,281	15,775	15,220
Non-controlling interests	808	882	808	882	808	804	882
Add: TELUS Corporation junior subordinated notes equity credit deducted in calculating net debt	3,702	2,207	3,702	2,207	3,702		2,207
Less: accumulated other comprehensive income (loss) amounts included above in common equity and non-controlling interests	12	59	12	59	12	(4)	59	$ (40)	$ (19)	$ 34
Total managed capitalization	43,766	45,661	43,766	45,661	43,766		45,661
Calculation of EBITDA - excluding restructuring and other costs
EBITDA			3,110	3,423	6,609	6,922	6,949
Restructuring and other costs	$ 189	$ 133	504	230	706	432
EBITDA - excluding restructuring and other costs			$ 3,614	$ 3,653	$ 7,315	$ 7,354	$ 7,333
Changes in debt and coverage ratios
Target leverage ratio					3
Net debt to operating cash flow ratio maximum					4.25
Net debt to EBITDA - excluding restructuring and other costs					3.5		3.7
Earnings coverage ratio					0.5		2
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes					1.3		0.2
EBITDA - excluding restructuring and other costs interest coverage ratio					4.9		5.2
Increase (decrease) in net interest costs					$ 93
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs					0.3
Dividend payout ratio
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures					109.00%		107.00%
TELUS Corporation Common Share dividend payout ratio - net of dividend reinvestment plan effects					74.00%		75.00%
TELUS Corporation Common Share dividends declared					$ 2,600		$ 2,427
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares					(879)		(824)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects					$ 1,721		$ 1,603
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.5		2.5
Dividend payout ratio
Target dividend payout ratio, (as a per cent)					45.00%		45.00%
Target ratio from free cash flow					60.00%		60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					3		3
Dividend payout ratio
Target dividend payout ratio, (as a per cent)					60.00%		60.00%
Target ratio from free cash flow					75.00%		75.00%